UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-21332

Helios High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Explanatory Note:

On February 27, 2015, a Form N-Q was filed for the Helios High Income Fund, Inc. (accession number 0000894189-15-001084).  The referenced filing was an error and should be disregarded.  The Helios High Income Fund, Inc. had no positions as of December 31, 2014 and is in the process of deregistering.